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April 20, 2012

Office of Insurance Products
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0504

ATTN:     Document Control - EDGAR

RE:       RiverSource Life Insurance Company ("Registrant")
          Post-Effective Amendment No. 1 on Form S-3
     RiverSource Retirement Advisor Advantage Plus Variable Annuity RiverSource Retirement Advisor Select Plus Variable Annuity
     RiverSource Retirement Advisor 4 Advantage Variable Annuity
     RiverSource Retirement Advisor 4 Select Variable Annuity
     RiverSource Retirement Advisor 4 Access Variable Annuity
     RiverSource RAVA 5 Advantage Variable Annuity
     RiverSource RAVA 5 Select Variable Annuity
     RiverSource RAVA 5 Access Variable Annuity (offered prior to
     April 30, 2012),
      RiverSource RAVA 5 Advantage Variable Annuity
      RiverSource RAVA 5 Select Variable Annuity
     RiverSource RAVA 5 Access Variable Annuity (offered on or after
     April 30, 2012)
     RiverSource Retirement Group Annuity Contract I
     RiverSource Retirement Group Annuity Contract II
     RiverSource Guaranteed Term Annuity
     Post-Effective Amendment No. 1 to the Registration Statement on Form S-3, File No. 333-149953

Dear Mr. Cowan:

Registrant is filing Post-Effective Amendment No. 1 to the Registration Statement on Form S-3 ("Amendment No. 1") with respect to the Variable Annuities listed above. This Amendment No. 1 reflects the undertaking of the Registrant to update the Variable Annuity prospectuses in compliance with Section 10(a)(3) of the Securities Act of 1933, including updated financial information.
In Registrant's view, this Amendment No. 1 does not contain disclosure that would render it ineligible to become effective and is comparable to filing a post-effective amendment on Form N-4 pursuant to Rule 485(b).

Pursuant to Rule 429 under the Securities Act of 1933, the prospectus contained or incorporated herein by reference also relates to and constitutes a post-effective amendment to Registration Statement No. 33-48701.

Pursuant to Rule 461 of the Securities Act of 1933, as amended, Registrant respectfully requests acceleration of the effective date of this Amendment No. 1 to April 26, 2012 or as soon as practicable thereafter. On behalf of RiverSource Distributors, Inc., the Principal Underwriter for the Account, we are forwarding with this letter a request for acceleration of the effective date of this Amendment No. 1.

If there is anything I can do to expedite review of the enclosed Amendment No. 1, or if you have any questions regarding this filing, please contact me at
(612) 678-4177 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Dixie Carroll
    ---------------------------------
    Dixie Carroll
    Assistant General Counsel and
    Assistant Secretary

April 20, 2012

Securities and Exchange Commission
100 F Street N.E.,
Washington, DC 20549-1004

ATTN: Document Control - EDGAR

Re: RiverSource Life Insurance Company  ("Registrant")
     RiverSource Retirement Advisor Advantage Plus Variable Annuity RiverSource Retirement Advisor Select Plus Variable Annuity
     RiverSource Retirement Advisor 4 Advantage Variable Annuity
     RiverSource Retirement Advisor 4 Select Variable Annuity
     RiverSource Retirement Advisor 4 Access Variable Annuity
     RiverSource RAVA 5 Advantage Variable Annuity
     RiverSource RAVA 5 Select Variable Annuity
     RiverSource RAVA 5 Access Variable Annuity (offered prior to
     April 30, 2012),
      RiverSource RAVA 5 Advantage Variable Annuity
      RiverSource RAVA 5 Select Variable Annuity
     RiverSource RAVA 5 Access Variable Annuity (offered on or after
     April 30, 2012)
     RiverSource Retirement Group Annuity Contract I
     RiverSource Retirement Group Annuity Contract II
     RiverSource Guaranteed Term Annuity
     Post-Effective Amendment No. 1 to the Registration Statement on Form S-3, File No. 333-149953

Dear Commissioners:

Registrant has filed its Post-Effective Amendment No. 1 on Form S-3 on or about April 20, 2012. Pursuant to Rule 461, the Underwriter, RiverSource Distributors, Inc., now respectfully requests that the effective date of the Registration be accelerated and that the Registration Statement be declared effective on April 26, 2012.

Yours truly,

RiverSource Distributors, Inc.

By:  /s/ Bruce H. Saul
     -----------------------
     Bruce H. Saul
     Chief Counsel